Shareholders' Equity and Share-based Compensation	12 Months Ended
Sep. 29, 2012
Shareholders' Equity and Share-based Compensation

Note 6 – Shareholders’ Equity and Share-based Compensation

Preferred Stock

The Company has five million shares of authorized preferred stock, none of which is issued or outstanding. Under the terms of the Company’s Restated Articles of Incorporation, the Board of Directors is authorized to determine or alter the rights, preferences, privileges and restrictions of the Company’s authorized but unissued shares of preferred stock.

Dividend and Stock Repurchase Program

In 2012, the Board of Directors of the Company approved a dividend policy pursuant to which it plans to make, subject to subsequent declaration, quarterly dividends of $2.65 per share. On July 24, 2012, the Board of Directors declared a dividend of $2.65 per share to shareholders of record as of the close of business on August 13, 2012. The Company paid $2.5 billion in conjunction with this dividend on August 16, 2012. No dividends were declared in the first three quarters of 2012 or in 2011 and 2010.

In 2012, the Company’s Board of Directors authorized a program to repurchase up to $10 billion of the Company’s common stock beginning in 2013. The repurchase program is expected to be executed over a three-year period with the primary objective of neutralizing the impact of dilution from future employee equity grants and employee stock purchase programs. The repurchase program does not obligate the Company to acquire any specific number of shares. In August 2012, the Company entered into a Rule 10b5-1 compliant accelerated share repurchase (“ASR”) program with a financial institution to purchase up to $2 billion of the Company’s common stock during 2013. The total number of shares to be purchased under the ASR program will be based on the volume-weighted average price of the Company’s common stock during the purchase period and will be reflected as a reduction of shares outstanding on the date of purchase. The Company may also purchase its common stock in open market transactions, in compliance with all applicable securities laws.

Comprehensive Income

Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income refers to revenue, expenses, and gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. The Company’s other comprehensive income consists of foreign currency translation adjustments from those subsidiaries not using the U.S. dollar as their functional currency, unrealized gains and losses on marketable securities classified as available-for-sale, and net deferred gains and losses on certain derivative instruments accounted for as cash flow hedges.

The following table shows the components of AOCI, net of taxes, as of September 29, 2012 and September 24, 2011 (in millions):

	2012	2011
Net unrealized gains/losses on marketable securities	$731	$130
Net unrecognized gains/losses on derivative instruments	(240)	290
Cumulative foreign currency translation	8	23

Accumulated other comprehensive income	$499	$443

The change in fair value of available-for-sale securities included in other comprehensive income was $601 million, $(41) million and $123 million, net of taxes in 2012, 2011 and 2010, respectively. The tax effect related to the change in unrealized gains/losses on available-for-sale securities was $(353) million, $24 million and $(72) million for 2012, 2011 and 2010, respectively.

The following table shows activity in other comprehensive income related to derivatives, net of taxes, held by the Company during 2012, 2011, and 2010 (in millions):

	2012	2011	2010
Change in fair value of derivatives	$(131)	$92	$(180)
Adjustment for net gains/losses realized and included in net income	(399)	450	(73)

Change in unrecognized gains/losses on derivative instruments	$(530)	$542	$(253)

The tax effect related to the changes in fair value of derivatives was $73 million, $(50) million and $97 million for 2012, 2011 and 2010, respectively. The tax effect related to derivative gains/losses reclassified from other comprehensive income to income was $220 million, $(250) million and $43 million for 2012, 2011 and 2010, respectively.

Employee Benefit Plans

2003 Employee Stock Plan

The 2003 Employee Stock Plan (the “2003 Plan”) is a shareholder approved plan that provides for broad-based equity grants to employees, including executive officers. The 2003 Plan permits the granting of incentive stock options, nonstatutory stock options, RSUs, stock appreciation rights, stock purchase rights and performance-based awards. Options granted under the 2003 Plan generally expire seven to ten years after the grant date and generally become exercisable over a period of four years, based on continued employment, with either annual, semi-annual or quarterly vesting. In general, RSUs granted under the 2003 Plan vest over two to four years, based on continued employment and are settled upon vesting in shares of the Company’s common stock on a one-for-one basis. Each share issued with respect to an award granted under the 2003 Plan (other than a stock option or stock appreciation right) reduces the number of shares available for grant under the plan by two shares, whereas shares issued in respect of an option or stock appreciation right count against the number of shares available for grant on a one-for-one basis. All RSUs, other than RSUs held by the Chief Executive Officer, granted under the 2003 Plan have dividend equivalent rights (“DER”), which entitle holders of RSUs to the same dividend value per share as holders of common stock. DER are subject to the same vesting and other terms and conditions as the corresponding unvested RSUs. DER are accumulated and paid when the underlying shares vest. As of September 29, 2012, approximately 37.1 million shares were reserved for future issuance under the 2003 Plan.

1997 Director Stock Plan

The 1997 Director Stock Plan (the “Director Plan”) is a shareholder approved plan that (i) permits the Company to grant awards of RSUs or stock options to the Company’s non-employee directors, (ii) provides for automatic initial grants of RSUs upon a non-employee director joining the Board of Directors and automatic annual grants of RSUs at each annual meeting of shareholders, and (iii) permits the Board of Directors to prospectively change the relative mixture of stock options and RSUs for the initial and annual award grants and the methodology for determining the number of shares of the Company’s common stock subject to these grants without shareholder approval. Each share issued with respect to RSUs granted under the Director Plan reduces the number of shares available for grant under the plan by two shares. The Director Plan expires November 9, 2019. All RSUs granted under the Director Plan are entitled to DER. As of September 29, 2012, approximately 184,000 shares were reserved for future issuance under the Director Plan.

Rule 10b5-1 Trading Plans

During the fourth quarter of 2012, executive officers Timothy D. Cook, Peter Oppenheimer, D. Bruce Sewell, Phillip W. Schiller and Jeffrey E. Williams, and directors William V. Campbell and Arthur D. Levinson had equity trading plans adopted in accordance with Rule 10b5-1(c)(1) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). An equity trading plan is a written document that pre-establishes the amounts, prices and dates (or a formula for determining the amounts, prices and dates) of future purchases or sales of the Company’s stock, including shares acquired pursuant to the Company’s employee and director equity plans.

Employee Stock Purchase Plan

The Employee Stock Purchase Plan (the “Purchase Plan”) is a shareholder approved plan under which substantially all employees may purchase the Company’s common stock through payroll deductions at a price equal to 85% of the lower of the fair market values of the stock as of the beginning or the end of six-month offering periods. An employee’s payroll deductions under the Purchase Plan are limited to 10% of the employee’s compensation and employees may not purchase more than $25,000 of stock during any calendar year. As of September 29, 2012, approximately 2.5 million shares were reserved for future issuance under the Purchase Plan.

401(k) Plan

The Company’s 401(k) Plan (the “401(k) Plan”) is a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Under the 401(k) Plan, participating U.S. employees may defer a portion of their pre-tax earnings, up to the IRS annual contribution limit ($17,000 for calendar year 2012). The Company matches 50% to 100% of each employee’s contributions, depending on length of service, up to a maximum 6% of the employee’s eligible earnings. The Company’s matching contributions to the 401(k) Plan were $114 million, $90 million and $72 million in 2012, 2011 and 2010, respectively.

Restricted Stock Units

A summary of the Company’s RSU activity and related information for 2012, 2011, and 2010, is as follows:

	Number of RSUs (in thousands)	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Balance at September 26, 2009	12,263	$122.52
RSUs granted	6,178	$214.37
RSUs vested	(4,685)	$119.85
RSUs cancelled	(722)	$147.56

Balance at September 25, 2010	13,034	$165.63
RSUs granted	6,667	$312.63
RSUs vested	(4,513)	$168.08
RSUs cancelled	(742)	$189.08

Balance at September 24, 2011	14,446	$231.49
RSUs granted	7,799	$431.35
RSUs vested	(6,305)	$205.27
RSUs cancelled	(935)	$256.01

Balance at September 29, 2012	15,005	$344.87	$10,010

The fair value as of the respective vesting dates of RSUs was $3.3 billion, $1.5 billion and $1.0 billion for 2012, 2011 and 2010, respectively. The majority of RSUs that vested in 2012, 2011 and 2010 were net-share settled such that the Company withheld shares with value equivalent to the employees’ minimum statutory obligation for the applicable income and other employment taxes, and remitted the cash to the appropriate taxing authorities. The total shares withheld were approximately 2.3 million, 1.6 million and 1.8 million for 2012, 2011 and 2010, respectively, and were based on the value of the RSUs on their respective vesting dates as determined by the Company’s closing stock price. Total payments for the employees’ tax obligations to taxing authorities were $1.2 billion, $520 million and $406 million in 2012, 2011 and 2010, respectively, and are reflected as a financing activity within the Consolidated Statements of Cash Flows. These net-share settlements had the effect of share repurchases by the Company as they reduced and retired the number of shares that would have otherwise been issued as a result of the vesting and did not represent an expense to the Company.

Stock Option Activity

A summary of the Company’s stock option activity and related information for 2012, 2011, and 2010, is as follows:

	Outstanding Options
	Number of Options (in thousands)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)

Balance at September 26, 2009	34,375	$81.17
Options granted	34	$202.00
Options assumed	98	$11.99
Options cancelled	(430)	$136.27
Options exercised	(12,352)	$62.69

Balance at September 25, 2010	21,725	$90.46
Options granted	1	$342.62
Options cancelled	(163)	$128.42
Options exercised	(9,697)	$67.63

Balance at September 24, 2011	11,866	$108.64
Options assumed	41	$30.86
Options cancelled	(25)	$103.22
Options exercised	(5,337)	$84.85

Balance at September 29, 2012	6,545	$127.56	1.9	$3,531

Exercisable at September 29, 2012	6,505	$128.03	1.8	$3,507
Expected to vest after September 29, 2012	40	$51.07	6.7	$24

Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the fiscal period in excess of the weighted-average exercise price multiplied by the number of options outstanding or exercisable. Total intrinsic value of options at time of exercise was $2.3 billion, $2.6 billion and $2.0 billion for 2012, 2011 and 2010, respectively.

Share-based Compensation

Share-based compensation cost for RSUs is measured based on the closing fair market value of the Company’s common stock on the date of grant. Share-based compensation cost for stock options and employee stock purchase plan rights (“stock purchase rights”) is estimated at the grant date and offering date, respectively, based on the fair-value as calculated by the BSM option-pricing model. The BSM option-pricing model incorporates various assumptions including expected volatility, estimated expected life and interest rates. The Company recognizes share-based compensation cost as expense on a straight-line basis over the requisite service period.

The Company did not grant any stock options during 2012. The Company granted 1,370 and 34,000 stock options during 2011 and 2010, respectively. The weighted-average grant date fair value per share of stock options granted during 2011 and 2010 was $181.13 and $108.58, respectively.

During 2012 and 2010, in conjunction with certain business combinations, the Company assumed 41,000 and 98,000 stock options, respectively, which had a weighted-average fair value per share of $405.39 and $216.82, respectively. The Company did not assume any stock options during 2011.

The weighted-average fair value of stock purchase rights per share was $108.44, $71.47 and $45.03 during 2012, 2011 and 2010, respectively.

The following table shows a summary of the share-based compensation expense included in the Consolidated Statements of Operations for 2012, 2011, and 2010 (in millions):

	2012	2011	2010
Cost of sales	$265	$200	$151
Research and development	668	450	323
Selling, general and administrative	807	518	405

Total share-based compensation expense	$1,740	$1,168	$879

The income tax benefit related to share-based compensation expense was $567 million, $467 million and $314 million for 2012, 2011 and 2010, respectively. As of September 29, 2012, the total unrecognized compensation cost related to outstanding stock options and RSUs was $4.2 billion, which the Company expects to recognize over a weighted-average period of 3.3 years.